INVENTORIES, NET	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET

7. INVENTORIES, NET

Inventory balance consists of the following:

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Finished goods	10,183,112	10,048,467
Work in progress	2,867,852	5,740,313
Raw materials	911,512	714,959
Less: Inventory provision	(1,819,160)	(2,257,841)
Total	12,143,316	14,245,898